UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10083

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

(Exact name of registrant as specified in charter)

225 High Ridge Road
Stamford, CT 06905

 (Address of principal executive offices) (Zip code)

Steven L. Suss
U.S. Trust Hedge Fund Management, Inc.
225 High Ridge Road
Stamford, CT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code:   203-352-4497

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments

Excelsior Directional Hedge Fund of Funds Master Fund, LLC

Schedule of Investments

June 30, 2009

Investment Funds *	First Acquisition Date	Cost	Fair Value	% of Members' Equity – Net Assets	% Ownership of Investment Funds	First Available Redemption Date **	Liquidity ***

Hedged Long/Short Equity Funds
Foundation Partners, L.P.	7/1/2002	$8,000,000	$10,527,047	2.67%	8.79%	N/A	Quarterly
SAB Capital Partners, L.P.	4/1/2001	-	712,681	0.18%	0.18%	N/A	Annually
Scopia PX, LLC	9/1/2005	11,000,000	14,804,995	3.76%	8.11%	(1)	Quarterly
Spring Point Opportunity Partners, L.P.	7/1/2006	11,610,520	16,422,679	4.17%	5.62%	N/A	Quarterly
Strategy Total		30,610,520	42,467,402	10.78%
Opportunistic (U.S. Only) Funds
Addison Clark Fund, L.P.	4/1/2008	18,000,000	17,849,893	4.53%	6.87%	N/A	Quarterly
Alydar QP Fund, L.P.	4/1/2009	10,999,169	11,928,339	3.03%	2.52%	N/A	Quarterly
Cadmus Capital Partners (QP), L.P.	7/1/2003	287,052	758,062	0.19%	9.48%	N/A	(2)
Quaker Capital Partners I, L.P.	1/1/2001	3,164,863	7,170,757	1.82%	3.38%	N/A	Annually
Royal Capital Value Fund (QP), L.P.	7/1/2008	17,005,370	16,384,308	4.16%	2.51%	(3)	Annually
Seligman Tech Spectrum Fund, LLC	4/1/2009	4,010,303	4,915,479	1.25%	1.28%	4/30/2010	Monthly
Seminole Capital Partners, L.P.	9/1/2005	11,200,000	15,093,548	3.83%	3.35%	N/A	Semi-annually
Swiftcurrent Partners, L.P.	10/1/2000	10,550,000	15,045,710	3.82%	1.67%	N/A	Annually
Tiedemann/Falconer Partners, L.P.	4/1/2009	4,250,000	5,298,990	1.35%	2.56%	N/A	Quarterly
Valinor Capital Partners, L.P.	7/1/2007	13,000,000	14,433,494	3.66%	4.68%	(4)	Annually
Strategy Total		92,466,757	108,878,580	27.64%
Hedged Sector Funds
Coatue Qualified Partners, L.P.	1/1/2002	6,000,000	14,624,081	3.71%	1.81%	N/A	Quarterly
Longbow Partners, L.P.	5/1/2004	12,200,000	16,512,704	4.19%	5.58%	N/A	Quarterly
Strategy Total		18,200,000	31,136,785	7.90%
Event Driven/Relative Value Funds
American Durham L.P.	7/1/2008	11,605,086	8,553,744	2.17%	9.38%	N/A	Quarterly
Aristeia Partners, L.P.	4/1/2008	20,650,000	21,570,499	5.48%	7.31%	N/A	Quarterly
Brevan Howard, L.P.	2/1/2009	8,586,502	11,669,806	2.96%	0.79%	(5)	Monthly
Canyon Value Realization Fund, L.P.	7/1/2003	2,838,875	4,144,794	1.05%	0.21%	N/A	(6)
Centaurus Alpha Fund, L.P.	4/1/2009	450,854	259,154	0.07%	2.12%	N/A	(2)
DSC Acquisitions, LLC	4/1/2009	34,744	37,715	0.01%	0.96%	N/A	(7)
Drake Global Opportunities Fund, L.P.	4/1/2009	364,119	108,959	0.03%	0.56%	N/A	(2)
Farallon Capital Partners, L.P.	11/1/2004	18,510,427	18,368,343	4.66%	0.35%	N/A	(8)
Halcyon Enhanced Fund, L.P.	4/1/2009	2,286,706	2,425,599	0.62%	0.74%	N/A	Quarterly
Jana Partners, L.P.	4/1/2009	326,041	384,824	0.10%	0.63%	N/A	(9)
Lydian Partners II, L.P.	4/1/2009	3,943,641	1,527,457	0.39%	3.54%	N/A	Quarterly
Lydian Partners SPV, Ltd.	4/1/2009	56,359	475	0.00%	2.97%	N/A	(9)
Pentwater Event Fund LLC	7/1/2008	996,108	810,286	0.21%	0.76%	N/A	Annually
Polygon Global Opportunities Fund, L.P.	8/1/2006	13,837,578	7,063,786	1.79%	1.59%	N/A	(7)
Strategic Value Restructuring Fund, L.P.	4/1/2009	1,074,401	911,580	0.23%	0.19%	N/A	(9)
Vicis Capital Fund	4/1/2009	2,750,000	3,164,118	0.80%	0.68%	3/31/2010	Quarterly
Waterfall Eden Fund, L.P.	7/1/2008	17,250,000	14,750,674	3.74%	13.13%	(10)	Quarterly
Strategy Total		105,561,441	95,751,813	24.31%
Opportunistic Long/Short (Global) Funds
AKO Partners, L.P.	10/1/2005	14,500,000	18,179,634	4.62%	4.69%	N/A	Quarterly
Artha Emerging Markets Funds, L.P.	4/1/2008	18,754,121	18,582,993	4.71%	6.66%	(11)	Quarterly
Henderson Asia Pacific Absolute Return Fund, Ltd.	10/1/2008	8,500,000	9,495,742	2.41%	3.27%	N/A	Monthly
Indus Asia Pacific Fund, L.P.	3/1/2004	15,000,000	16,447,154	4.18%	4.04%	(12)	Quarterly
Indus Event Driven Fund, L.P.	6/1/2005	-	4,102	0.00%	1.03%	N/A	(2)
Indus Japan Fund, L.P.	3/1/2004	6,000,000	8,463,889	2.15%	4.89%	N/A	Quarterly
Rohatyn Group Global Opportunity Partners, L.P.	4/1/2009	149,092	182,834	0.05%	0.17%	N/A	(9)
Strategy Total		62,903,213	71,356,348	18.12%
Total Investments in Investment Funds		$309,741,931	349,590,928	88.75%
Other Assets, Less Liabilities			44,304,698	11.25%
Members’ Equity – Net Assets			$393,895,626	100.00%

*	Non-income producing investments. The Company's investments	(1)	$2,173,175 locked up until 9/30/2009.
	in Investment Funds are considered to be illiquid and may be subject	(2)	The Investment Fund is closing and is in the process of
	to limitations on redemptions, including the assessment of early		returning capital to its partners.
	redemption fees.	(3)	$6,334,162 has an initial lock-up period that expires on
**	From original investment date.		9/30/2009 and $6,841,336 has an initial lock-up period that
***	Available frequency of redemptions after initial lock-up period.		expires on 12/31/2009.
N/A	Initial lock-up period has either expired prior to 6/30/2009 or the	(4)	$1,022,442 has an initial lock-up period that expires on
	Investment Fund did not have an initial lock-up period. However,		12/31/2009, $4,566,218 has an initial lock-up period that
	specific redemption restrictions may apply.		expires on 12/31/2010, and $2,052,830 has an initial lock-up period that expires on 12/31/2011.
		(5)	$5,835,734 has an initial lock-up period that expires on
1/31/2010 and $5,834,072 has an initial lock-up period that
expiries on 3/31/2010.
		(6)	The Investment Fund has restricted redemption rights by
creating a designated account to hold its illiquid assets.
As of 6/30/2009, the Company's remaining investment in the
Investment Fund is illiquid.
		(7)	The Investment Fund will be liquidating its assets and has
suspended redemption rights.
		(8)	The Investment Fund has temporarily limited redemption
rights. A liquidating trust account has been created in order to honor outstanding redemption requests once capital
becomes available.
		(9)	The Investment Fund has restricted redemption rights by
creating a side pocket account to hold its illiquid assets.
As of 6/30/2009, the Company's remaining investment in the
Investment Fund is illiquid.
		(10)	$3,405,384 has an initial lock-up period that expires on
9/30/2009, $4,302,458 has an initial lock-up period that
expires on 9/30/2010, and $5,376,209 has an initial lock-up
period that expires on 12/31/2010.
		(11)	$3,649,788 has an initial lock-up period that expires on
7/31/2009, $1,011,797 has an initial lock-up period that expires on 8/31/2009, $2,059,843 has an initial lock-up period that
expires on 9/30/2009.
		(12)	$1,710,334 has an initial lock-up period that expires on
9/30/2009.

Portfolio Valuation

The registrant adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), which provides enhanced guidance for using fair value to measure assets and liabilities.  The registrant adopted SFAS No. 157 on April 1, 2008.  SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value.  The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).  The three levels of the fair value hierarchy under SFAS 157 are as follows:

•	Level 1 - Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;
•	Level 2 - Quoted prices which are not considered to be active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
•	Level 3 - Prices, inputs or modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk.  In accordance with the valuation procedures of the registrant, management generally uses the value reported by the Investment Fund as the primary input to its valuation; however, adjustments to the reported value may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, and any restrictions or illiquidity on such interests, and the fair value of the fund's investment portfolio or other assets and liabilities.

An individual fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes "observable" requires significant judgment.  Management considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market.  The categorization of a fund within the hierarchy is based upon the pricing transparency of that fund and does not necessarily correspond to management’s perceived risk of that fund.

Substantially all of the registrant's investments in Investment Funds have been classified within level 3, and the registrant generally does not hold any investments that could be classified as level 1 or level 2, as observable prices for such investments are typically not available. Assumptions used by the registrant or management due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the registrant’s results of operations.

The following table sets forth information about the level within the fair value hierarchy at which the Investment Fund investments are measured at June 30, 2009:

	Level 1	Level 2	Level 3	Total
Investments in Investment Funds	$-	$-	$349,590,928	$349,590,928

Total	$-	$-	$349,590,928	$349,590,928

The following table includes a rollforward of the amounts for the period from March 31, 2009 to June 30, 2009 for the investments classified within level 3.  The classification of an investment within level 3 is based on the significance of the unobservable inputs to the overall fair value measurement.

Investments in Investment Funds

Balance as of 3/31/09	$305,279,674
Accrued discounts/premiums	-
Net realized gain from Investment Fund redemptions	(1,958,136)
Net change in accumulated unrealized appreciation on investments	26,945,503
Net purchases (sales)	19,323,887
Net transfers in (out) of Level 3	-
Balance as of 6/30/09	$349,590,928

Federal Tax Cost
The cost of the registrant’s investments in Investment Funds for Federal tax purposes is based on amounts reported to the registrant by the Investment Funds on a Schedule K-1 or PFIC annual information statement for the year ended December 31, 2008.  The amounts reported below have been adjusted through June 30, 2009 for contributions and withdrawals.  Based on Investment Funds owned at June 30, 2009, the cost of investments for Federal tax purposes was $364,821,273.  This included aggregate gross unrealized appreciation of $19,109,949 and aggregate gross unrealized depreciation of $34,340,294.

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Excelsior Directional Hedge Fund of Funds Master Fund, LLC

By (Signature and Title)*  /s/ Spencer N. Boggess
Spencer N. Boggess, Principal Executive Officer

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)     Excelsior Directional Hedge Fund of Funds Master Fund, LLC

By (Signature and Title)*  /s/ Steven L. Suss
Steven L. Suss, Principal Financial Officer

Date August 28, 2009